share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
share-based compensation
Details of share-based compensation expense

		2019			2018
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
Years ended December 31 (millions)	Note	expense	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$107	$(112)	$(5)	$99	$(88)	$11
Employee share purchase plan	(c)	37	(37)	—	37	(37)	—
Share option awards	(d)	3	—	3	5	—	5
		$147	$(149)	$(2)	$141	$(125)	$16

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

Number of non-vested restricted share units as at December 31	2019	2018
Restricted share units without market performance conditions
Restricted share units with only service conditions	3,093,427	3,037,881
Notional subset affected by total customer connections performance condition	141,050	155,639
	3,234,477	3,193,520
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	423,149	466,917
	3,657,626	3,660,437

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

	2019			2018
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
Years ended December 31	Non-vested	Vested	fair value [2]	Non-vested	Vested	fair value [2]
Outstanding, beginning of period
Non-vested	3,193,520	—	$44.85	3,481,916	—	$41.87
Vested	—	63,383	$44.89	—	32,848	$41.00
Issued
Initial award	2,046,047	—	$47.64	1,769,092	—	$45.72
In lieu of dividends	166,800	289	$45.93	208,503	359	$46.32
Vested	(2,002,081)	2,002,081	$44.56	(1,963,722)	1,963,722	$40.34
Settled in cash	—	(2,050,353)	$44.57	—	(1,933,546)	$40.08
Forfeited and cancelled	(169,809)	—	$45.30	(302,269)	—	$43.16
Outstanding, end of period
Non-vested	3,234,477	—	$46.73	3,193,520	—	$44.85
Vested	—	15,400	$44.04	—	63,383	$44.89
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.
(2)	See Note 28(b).

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted share units

	2019						2018
	US$ denominated				Canadian $ denominated		US$ denominated				Canadian $ denominated
			Weighted		Number of	Weighted			Weighted		Number of	Weighted
	Number of restricted		average		vested	average	Number of restricted		average		vested	average
	share units		grant-date		restricted	grant-date	share units		grant-date		restricted	grant-date
Years ended December 31	Non-vested	Vested	fair value		share units	fair value	Non-vested	Vested	fair value		share units	fair value
Outstanding, beginning of period
Non-vested	561,712	—	US$	25.68	—	$—	374,786	—	US$	24.45	—	$—
Vested	—	—	US$	—	32,299	$21.36	—	—	US$	—	32,299	$21.36
Issued	185,810	—	US$	32.96	—	$—	197,495	—	US$	28.07	—	$—
Vested	(263,672)	263,672	US$	22.94	—	$—	—	—	US$	—	—	$—
Settled in cash	—	(263,672)	US$	22.94	(32,299)	$21.36	—	—	US$	—	—	$—
Forfeited and cancelled	(18,605)	—	US$	26.75	—	$—	(10,569)	—	US$	26.28	—	$—
Outstanding, end of period
Non-vested	465,245	—	US$	27.49	—	$—	561,712	—	US$	25.68	—	$—
Vested	—	—	US$	—	—	$—	—	—	US$	—	32,299	$21.36

TELUS Corporation share options
share-based compensation
Disclosure of stock options

	2019		2018
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
Years ended December 31	options	option price [2]	options	option price [2]
Outstanding, beginning of period	326,164	$29.22	740,471	$26.99
Exercised [1]	(323,448)	$29.22	(402,528)	$25.26
Forfeited	(456)	$29.18	(2,046)	$29.19
Expired	(2,260)	$29.18	(9,733)	$23.24
Outstanding, end of period	—	$—	326,164	$29.22
(1)

The total intrinsic value of share option awards exercised for the year ended December 31, 2019, was $6 million (2018 - $8 million), reflecting a weighted average price at the dates of exercise of $48.88 per share (2018 – $46.04 per share). The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option awards exercised using the net-equity settlement feature.

(2)	See Note 28(b).

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

	2019					2018
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number	Weighted		Number	Share	Number	Weighted		Number	Share
	of share	average share		of share	option	of share	average share		of share	option
Years ended December 31	options	option price [1]		options	price [2]	options	option price		options	price
Outstanding, beginning of period	858,735	US$	29.83	53,832	$21.36	748,626	US$	30.12	53,832	$21.36
Granted	137,885	US$	38.09	—	$—	111,281	US$	27.81	—	$—
Forfeited	—	US$	—	—	$—	(1,172)	US$	27.70	—	$—
Outstanding, end of period	996,620	US$	31.11	53,832	$21.36	858,735	US$	29.83	53,832	$21.36
(1)	The range of share option prices is US$21.90 – US$40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 7.7 years.
(2)	The weighted average remaining contractual life is 6.5 years.